Investment Objectives and Goals - Invesco BulletShares 2036 Corporate Bond ETF	Sep. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2036 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2036 Index (the “Underlying Index”).